Impairments and Write Offs	12 Months Ended
Dec. 31, 2015
Impairments and Write Offs
4	IMPAIRMENTS AND WRITE-OFFS

4.1	Asset impairments and write-offs

	Fiscal Year Ended December 31,
	2015	2014	2013
Inventories	8.0	1.3	61.3
Stockpiles [1]	8.0	—	16.1
Consumables [1]	—	1.3	2.4
Heap leach inventory [2]	—	—	42.8
Property, plant and equipment	92.1	12.7	122.3
Yanfolila [3]	—	—	29.7
Heap leach assets [2]	—	—	20.2
Tarkwa expansion project [4]	—	—	4.6
Property, plant and equipment - other [5]	6.7	12.7	14.8
Darlot - asset group [6]	13.8	—	—
Cerro Corona - asset group [7]	71.6	—	—
Damang - asset group [8]	—	—	53.0
Other	—	—	31.7
Tarkwa expansion project [4]	—	—	22.2
Non-refundable option payment to Bezant [9]	—	—	9.5

Total asset impairments and write-offs	100.1	14.0	215.3

(1)	Net realizable value write-down of stockpiles at Damang in fiscal 2015 (2014: consumables at Lawlers and 2013: stockpiles and consumables at Tarkwa and Damang).
(2)	Write-down of inventory to market value due to the cessation of the heap leach operations as well as the write-off of related assets at Tarkwa in fiscal 2013.
(3)	Following the Group’s decision during fiscal 2013 to dispose of non-core projects, Yanfolila was classified as held for sale and, accordingly, valued at the lower of fair value less cost of disposal or carrying value which resulted in an impairment of US$29.7 million during fiscal 2013. During fiscal 2014, Gold Fields sold its 85% interest in the Yanfolila project for $21.1 million (refer note 3(c )).
(4)	Write-off of assets due to the abandonment of the Tarkwa expansion project at Tarkwa in fiscal 2013.
(5)	Write-off of redundant assets at Cerro Corona in fiscal 2015 (2014: South Deep, St Ives and Agnew and 2013: Tarkwa, Cerro Corona and Agnew).
(6)	As the undiscounted cash flows for Darlot were less than its carrying value as at December 31, 2015, the fair value of Darlot was calculated using the income (present value techniques) method. The impairment is mainly due to the life-of-mine plan being reduced to six months forecasting negative cash flows for 2016.

The key assumptions used in the calculation were as follows:

- Real discount rate - 4.1%

- A$ Gold price per ounce - A$1,500

- Long-term A$/US$ exchange rate - 0.73

- 2015 life of mine years - 0.5

The fair value calculation is very sensitive to the gold price assumption and an increase or decrease in the gold price could materially change the fair value.

(7)	As the undiscounted cash flows for Cerro Corona were less than its carrying value as at December 31, 2015, the fair value of Cerro Corona was calculated using a combination of the market (comparable resource transactions) and the income (present value techniques) methods. The impairment was mainly due to the decrease in the gold and copper prices.

The key assumptions used in the calculation were as follows:

- Real discount rate - 5.6%

- Gold price per ounce - 2016 - $1,100

- Gold price per ounce - 2017 - $1,200

- Gold price per ounce - 2018 - $1,300

- Copper price per tonne - 2016 - $4,408

- Copper price per tonne - 2017 - $5,950

- Copper price per tonne - 2018 - $6,610

- Resource valuation per ounce - $69

- 2015 life of mine years - 8

The fair value calculation is very sensitive to the gold and copper price assumptions and an increase or decrease in the gold or copper price could materially change the fair value.

(8)	As the undiscounted cash flows for Damang were less than its carrying value as at December 31, 2013, the fair value of Damang was calculated using a combination of the market (comparable resource transactions) and the income (present value techniques) methods. The impairment was mainly due to the decrease in the gold price which impacted the life of mine plan.

The key assumptions used in the calculation were as follows:

- Real discount rate - 8%

- Gold price per ounce - $1,300

- Resource valuation per ounce - $26

- 2013 life of mine years - 6

The fair value calculation was very sensitive to the gold price assumption and an increase or decrease in the gold price could materially change the fair value.

(9)	The $9.5 million non-refundable option payment was written off, in fiscal 2013, due to the fact that Gold Fields relinquished the Mankayan option in connection with the Guinaoang property ahead of the January 31, 2014 expiry date.

4.2	Impairment of investments

	Fiscal Year Ended December 31,
	2015	2014	2013
Arctic Platinum [1]	30.0	—	—
Listed investments	7.9	0.9	10.3
Unlisted investments	—	5.9	—

Total impairment of investments	37.9	6.8	10.3

(1)	Following the Group’s decision during 2013 to dispose of non-core projects, Arctic Platinum was classified as held for sale and, accordingly, valued at the lower of fair value less cost of disposal or carrying value. During 2015, active marketing activities for the disposal of the project continued. During 2015, Arctic Platinum was impaired by $30.0 million to its fair value less cost of disposal, resulting in a carrying value of US$1.0 million at December 31, 2015.

4.3	Impairment of investment in equity investees

	Fiscal Year Ended December 31,
	2015	2014	2013
Hummingbird Resources Plc (“Hummingbird”) [1]	7.5	—	—
Far Southeast Gold Resources Incorporated (“FSE”) [2]	101.4	—	—
Bezant Resources PLC	0.6	7.4	—

Total impairment of investment in equity investees	109.5	7.4	—

(1)	Following the identification of impairment indicators at June 30, 2015, the carrying amount of the investment in Hummingbird was impaired to its fair value, being its quoted market price, which resulted in an impairment of $7.5 million.
(2)	Following the identification of impairment indicators at December 31, 2015, the carrying value of FSE was impaired to its fair value which resulted in an impairment of $101.4 million. The fair value was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE.